UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

February 13, 2024
Date of Report

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC)
(Exact name of securitizer as specified in its charter)

None	0001722518
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jerome Baglien, (212) 588-6705

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC) has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2024	BSPRT CMBS FINANCE, LLC (formerly known as BSPRT FINANCE, LLC)
By: /s/ Jerome Baglien _________________ Name: Jerome Baglien Title: Chief Financial Officer and Chief Operating Officer